RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of related party payables
Description	December 31, 2020	December 31, 2019
Strategic IR	4,000	-
	$4,000	$-

Schedule of loans payable
Description	Interest Rate	Maturity Date	December 31, 2020	December 31, 2019
Vladimir Skigin	4%	December 12, 2020	-	30,026
Loans payable - Related parties			$-	$30,026